SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2024
Share Capital, Reserves, and Other Equity Interest [Abstract]
Summary of share capital
Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2022	1,047,135.1
Issued on achievement of milestones	360,374.2
Converted into Common Shares	(876,967.2)
Balance as at March 31, 2023	530,542.1
Converted to Common Shares	(494,457.4)
Balance as at March 31, 2024	36,084.7

Summary of warrants
The continuity of the outstanding warrants for the years ended March 31, 2024 and March 31, 2023, are as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2022	25,548,836	1.22
Exercised	(1,164,638)	0.31
Expired	(1,153,713)	0.75
As at March 31, 2023	23,230,485	1.29
Issued	90,931,373	0.67
Exercised	(101,000)	0.53
Expired	(7,805,360)	3.47
Outstanding as at March 31, 2024	106,255,498	0.60
Exercisable as at March 31, 2024	39,588,831	0.44

Unit Purchase Warrants(1)
As at March 31, 2022	868,740	2.25
Exercised	—	—
As at March 31, 2023	868,740	2.25
Expired	(868,740)	2.25
Outstanding as at March 31, 2024	—	—
Exercisable as at March 31, 2024	—	—
(1) Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
The following summarizes information about Common Shares purchase warrants outstanding at March 31, 2024:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining contractual life
				$$000’s	Years
June 15, 2025	12,800,000	12,800,000	0.25	2,319	2.21
August 20, 2025	1,475,125	1,475,125	0.64	680	2.39
November 15, 2025	1,150,000	1,150,000	0.25	220	2.63
August 4, 2028(1)	24,163,706	24,163,706	US$0.40	4,578	4.34
May 14, 2029(2)	66,666,667	—	US$0.51	17,842	5.12
	106,255,498	39,588,831	0.44	25,639	4.38
1) On August 4, 2023, the August 2023 Warrants were issued at US$0.40 which was equivalent to $0.53.
(2) On November 14, 2023, the November 2023 Warrants were issued at US$0.51 which was equivalent to $0.70.
Summary of significant unobservable inputs used, equity
The Company estimated the aggregate fair value of the August 2023 Warrants using the Black-Scholes option pricing model to be $4,600(US$3,442) with the following assumptions:
Risk-free interest rate                  3.87%
Expected annual volatility rate based on comparable companies                      95.0%
Expected life (in years)                                      5
Expected divided yield                                      0.00%
Share price                                         US$0.34
Exercise price                                     US$0.40
The Company estimated the aggregate fair value of the November 2023 Warrants using the Black-Scholes option pricing model to be $17,842(US$12,299) with the following assumptions:
Risk-free interest rate                  3.76%
Expected annual volatility rate based on comparable companies                      95.0%
Expected life (in years)                                      5.5
Expected divided yield                                      0.00%
Share price                                         US$0.46
Exercise price                                     US$0.51

Summary of number and weighted average exercise prices of share options
The changes in options for the years ended March 31, 2024 and 2023 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2022	28,885,002	1.45
Granted	2,475,000	0.91
Forfeited/Expired	(1,790,202)	2.20
As at March 31, 2023	29,569,800	1.36
Granted	38,445,000	0.69
Forfeited/Expired	(1,813,800)	1.16
Outstanding as at March 31, 2024	66,201,000	0.93
Exercisable as at March 31, 2024	56,449,750	0.98
The following summarizes information about stock options outstanding on March 31, 2024:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
June 15, 2025	0.25	2,350,000	2,350,000	1.21	420
June 30, 2025	0.90	500,000	500,000	1.25	183
August 14, 2025	1.00	737,500	737,500	1.37	429
September 30, 2025	0.75	270,000	260,625	1.50	97
October 12, 2025	0.75	3,000,000	3,000,000	1.53	1,607
November 4, 2025	0.75	5,700,000	5,700,000	1.60	3,057
November 13, 2025	0.88	500,000	500,000	1.62	315
November 15, 2025	0.75	375,000	375,000	1.63	110
November 15, 2025	0.91	200,000	200,000	1.63	53
December 11, 2025	1.48	700,000	700,000	1.70	741
December 14, 2025	1.74	1,589,100	1,589,100	1.71	1,971
December 28, 2025	1.89	760,000	760,000	1.74	1,027
January 2, 2026	1.89	225,000	225,000	1.76	304
February 15, 2026	2.03	150,000	150,000	1.88	218
February 16, 2026	2.03	150,000	150,000	1.88	218
March 10, 2026	1.39	1,186,300	1,186,300	1.94	1,185
March 15, 2026	1.55	300,000	300,000	1.95	360
March 28, 2026	1.36	1,575,000	1,575,000	1.99	1,540
March 29, 2026	1.32	37,500	37,500	1.99	36
March 31, 2026	1.35	250,000	250,000	2.00	243
June 28, 2026	2.90	3,160,000	3,160,000	2.24	6,589
August 16, 2026	2.48	215,000	215,000	2.38	383
August 18, 2026	2.48	300,000	300,000	2.38	519
September 26, 2026	0.79	975,000	975,000	2.49	439

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
September 27, 2026	2.87	195,000	195,000	2.49	403
September 27, 2026	3.15	545,000	545,000	2.49	1,105
November 16, 2026	0.72	500,000	125,000	2.63	81
December 31, 2026	1.50	1,250,000	1,250,000	2.75	1,352
December 31, 2026	3.15	20,000	20,000	2.75	18
March 4, 2027	1.13	1,075,600	1,075,600	2.92	878
March 4, 2027	3.15	40,000	40,000	2.92	25
March 8, 2027	1.02	400,000	400,000	2.93	295
June 30, 2027	1.00	65,000	65,000	3.25	32
August 14, 2027	1.00	20,000	20,000	3.37	14
September 30, 2027	1.00	220,000	190,625	3.50	95
June 30, 2028	0.44	11,310,000	6,805,000	4.25	3,297
September 26, 2028	0.79	235,000	105,000	4.49	98
November 16, 2028	0.72	25,100,000	20,412,500	4.63	9,438
March 20, 2029	0.56	20,000	5,000	4.97	2
		66,201,000	56,449,750	2.40	39,177

Summary of measurement of stock option fair value assumptions	The aggregate estimated grant date fair value was determined to be $4,080, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.47
Exercise price	$0.44
The aggregate estimated grant date fair value was determined to be $577, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on September 26, 2026.

Risk-free interest rate	4.68%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79

Options expiring on September 26, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79
The aggregate estimated grant date fair value was determined to be $10,907, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on November 16, 2026.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72

Options expiring on November 16, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72
The aggregate estimated grant date fair value was determined to be $8, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.52%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.56
Exercise price	$0.56
The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00
The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
The estimated grant date fair value was determined to be $429, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.11%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75